Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Consolidated Balance Sheets
Cash	$ 11,243,795	$ 11,131,175	$ 71,799
Accounts receivable		0	31,330
Prepaid Expenses	167,867	218,466	0
Total Current Assets	11,411,662	11,349,641	103,129
Equipment, Net	4,015	959	403
Intangible Asset, Net	1,012,327	1,028,114	0
Other Assets	34,306	34,742	275
Total Long-term Assets	1,050,648	1,063,815	678
Total Assets	12,462,310	12,413,456	103,807
Current Assets:
Accounts Payable And Accrued Expenses	144,040	62,981	76,249
Advances from stockholders		0	15,108
Deferred Revenue	763,333	0
Other Liabilities	3,152	23,390	1,200
Total Current Liabilities	910,525	86,371	92,557
Long-Term Assets:
Total Liabilities	910,525	86,371	92,557
Stockholders' Equity
Preferred Stock: 1,000,000 Convertible Series D Preferred Shares Authorized; Par Value $0.0001 Per Share, Nil Issued And Outstanding At March 31, 2022 And 27,272 Issued And Outstanding At December 31, 2021	0	3	0
Common Stock: 200,000,000 Common Shares Authorized, Par Value $0.0001 Per Share, 126,680,895 And 125,317,746 Shares Outstanding At March 31, 2022 And December 31, 2021, Respectively	12,669	12,531	6,241
Additional Paid-in Capital	15,571,989	15,474,566	416
Accumulated (deficit) Earnings	(4,032,873)	(3,160,015)	4,593
Current Liabilities:
Total Stockholders' Equity	11,551,785	12,327,085	11,250
Total Liabilities And Stockholders' Equity	$ 12,462,310	$ 12,413,456	$ 103,807